Services payable	12 Months Ended
Dec. 31, 2021
Services payable

23	Services payable

The services account records the balances payable, mainly from services received from third parties, such as supply of electric power, reading of hydrometers and delivery of water and sewage bills, cleaning, surveillance and security services, collection, legal counsel services, audit, marketing and advertising and consulting services, among others. This account also includes the amounts payable to the Municipal Fund of Environmental Sanitation and Infrastructure based on a percentage of the revenues from São Paulo municipal government (Note 15 (c) (v) (6)). The balances as of December 31, 2021 and 2020 were R$ 469,027 and R$ 453,750, respectively.